Related Party Balances and Transactions - Significant related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Balances and Transactions
Amount due to related parties	$ 2,943	¥ 19,206	¥ 9,764
Neolix Technologies
Related Party Balances and Transactions
Amount due from related parties		678	1,510
Beijing Yihang
Related Party Balances and Transactions
Amount due to related parties		19,183	9,243
Airx
Related Party Balances and Transactions
Amount due to related parties		¥ 23	¥ 521